Risk management (Details 8) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	$ (17,507)	$ (24,169)
Recognized in Other comprehensive income	3,004	3,447
Reclassified to the statement of income occurred exports	2,483	3,215
Ending balance	(12,020)	(17,507)
Tax Effect [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	9,020	12,452
Recognized in Other comprehensive income	(1,550)	(1,776)
Reclassified to the statement of income occurred exports	(1,280)	(1,656)
Ending balance	6,190	9,020
Reserve of exchange differences on translation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(26,527)	(36,621)
Recognized in Other comprehensive income	4,554	5,223
Reclassified to the statement of income occurred exports	3,763	4,871
Ending balance	$ (18,210)	$ (26,527)